Significant Accounting Policies (Details) - Schedule of basic and diluted per Ordinary Share and per ADS - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of basic and diluted per Ordinary Share and per ADS [Abstract]
Net loss	$ 15,375	$ 15,439	$ 14,657
Basic and diluted loss per Ordinary Share (in USD)	$ (0.07)	$ (0.10)	$ (0.12)
Basic and diluted loss per ADS (in USD)	$ (0.35)	$ (0.52)	$ (0.61)
Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	219,913	149,534	120,612
Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	43,983	29,907	24,122